Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 10,634,558	$ 9,562,165
Convertible note liability (refer note 17)	1,117,255	1,117,255
Lease liability	568,346	706,177
Non-Derivatives	12,320,159	11,385,597
Less Than Twelve Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	10,634,558	9,562,165
Convertible note liability (refer note 17)	1,117,255	0
Lease liability	230,499	264,842
Non-Derivatives	11,982,312	9,827,007
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Convertible note liability (refer note 17)	0	1,117,255
Lease liability	158,259	175,428
Non-Derivatives	158,259	1,292,683
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Convertible note liability (refer note 17)	0	0
Lease liability	179,588	265,907
Non-Derivatives	179,588	265,907
Carrying Amount (Assets/Liabilities) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	10,634,558	9,562,165
Convertible note liability (refer note 17)	1,104,878	960,763
Lease liability	520,304	640,865
Non-Derivatives	$ 12,259,740	$ 11,163,793